Product revenues, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	$ 33,917	$ 0	$ 2,340
GTN Sales Adjustment	2,590	0
GTN Sales Adjustment, Provision	5,493
GTN Sales Adjustment, Credits And Payments	(2,903)
Trade and other current receivables, Sales Adjustment	1,204
GTN sales adjustments (1)	1,386	0
Product Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	$ 33,917	$ 0	$ 0